Investment Portfolio	as of April 30, 2020 (Unaudited)

DWS Total Return Bond Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 45.0%
Communication Services 5.8%
Amazon.com, Inc., 4.25%, 8/22/2057		500,000	684,198
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 1.964% **, 6/12/2024		2,256,000	2,211,164
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		2,150,000	2,177,520
144A, 4.75%, 3/1/2030		970,000	986,684
144A, 5.875%, 5/1/2027		890,000	926,879
Charter Communications Operating LLC:
3.7%, 4/1/2051		285,000	280,765
3.75%, 2/15/2028		560,000	598,241
5.05%, 3/30/2029		600,000	704,687
Discovery Communications LLC, 5.3%, 5/15/2049		250,000	289,837
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026 (b)		750,000	768,656
Expedia Group, Inc., 144A, 6.25%, 5/1/2025 (c)		790,000	805,643
Lamar Media Corp., 144A, 3.75%, 2/15/2028		1,015,000	934,434
Match Group, Inc., 144A, 4.125%, 8/1/2030		1,360,000	1,319,200
Netflix, Inc.:
144A, 3.625%, 6/15/2025		435,000	440,438
5.5%, 2/15/2022		1,370,000	1,424,800
5.875%, 11/15/2028		1,350,000	1,526,648
NortonLifeLock, Inc., 3.95%, 6/15/2022		2,500,000	2,547,750
T-Mobile U.S.A., Inc.:
144A, 3.875%, 4/15/2030		700,000	768,201
144A, 4.375%, 4/15/2040		725,000	822,962
144A, 4.5%, 4/15/2050		1,000,000	1,170,400
VeriSign, Inc.:
4.625%, 5/1/2023		2,750,000	2,767,875
5.25%, 4/1/2025		2,750,000	3,015,650
Verizon Communications, Inc., 4.329%, 9/21/2028		500,000	591,471
Vodafone Group PLC, 4.25%, 9/17/2050 (b)		500,000	543,932
Walt Disney Co., 4.7%, 3/23/2050 (b)		170,000	227,441
			28,535,476
Consumer Discretionary 5.1%
1011778 B.C. Unlimited Liability Co., 144A, 4.375%, 1/15/2028		2,200,000	2,127,290
Dollar General Corp.:
3.5%, 4/3/2030		245,000	269,053
4.125%, 4/3/2050		175,000	204,760
Ford Motor Co.:
8.5%, 4/21/2023		570,000	562,163
9.0%, 4/22/2025		980,000	954,275
Ford Motor Credit Co. LLC:
4.271%, 1/9/2027		1,020,000	867,000
5.584%, 3/18/2024		2,189,000	2,057,660
General Motors Financial Co., Inc.:
3.95%, 4/13/2024		1,195,000	1,135,633
4.35%, 4/9/2025		2,145,000	2,031,773
Hasbro, Inc., 3.55%, 11/19/2026		741,000	725,357
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		900,000	873,000
Home Depot, Inc.:
3.125%, 12/15/2049		800,000	846,504
3.35%, 4/15/2050		420,000	465,129
Hyundai Capital America, 144A, 3.5%, 11/2/2026		1,700,000	1,608,097
Lowe's Companies, Inc.:
4.05%, 5/3/2047		300,000	337,074
5.0%, 4/15/2040		305,000	377,757
5.125%, 4/15/2050		205,000	267,583
Marriott International, Inc., 5.75%, 5/1/2025		860,000	898,756
McDonald's Corp.:
2.125%, 3/1/2030		355,000	354,033
4.2%, 4/1/2050		420,000	500,208
NIKE, Inc., 3.375%, 3/27/2050		252,000	282,540
O'Reilly Automotive, Inc., 4.2%, 4/1/2030		330,000	359,174
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		2,380,000	2,331,662
144A, 6.25%, 1/15/2028		680,000	603,364
QVC, Inc., 4.75%, 2/15/2027		1,750,000	1,574,825
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	837,000
Sands China Ltd., 4.6%, 8/8/2023		1,200,000	1,233,180
Target Corp., 2.65%, 9/15/2030		285,000	305,910
VF Corp., 2.8%, 4/23/2027		410,000	420,349
			25,411,109
Consumer Staples 2.2%
Albertsons Companies, Inc.:
144A, 3.5%, 2/15/2023		340,000	333,200
144A, 4.625%, 1/15/2027		940,000	949,400
Altria Group, Inc., 4.8%, 2/14/2029		220,000	246,245
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040		420,000	459,552
5.55%, 1/23/2049		581,000	726,404
Aramark Services, Inc., 144A, 6.375%, 5/1/2025		343,000	356,720
Archer-Daniels-Midland Co., 2.75%, 3/27/2025		300,000	319,355
BAT Capital Corp., 4.906%, 4/2/2030		600,000	675,429
Cargill, Inc., 144A, 1.375%, 7/23/2023		1,000,000	1,005,088
Constellation Brands, Inc., 2.875%, 5/1/2030		400,000	406,620
Diageo Capital PLC, 2.125%, 4/29/2032		200,000	200,434
Estee Lauder Companies, Inc.:
2.375%, 12/1/2029		265,000	271,175
2.6%, 4/15/2030		170,000	177,205
General Mills, Inc., 2.875%, 4/15/2030		655,000	700,736
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030		235,000	250,357
3.8%, 5/1/2050		285,000	303,616
4.057%, 5/25/2023		580,000	621,771
4.597%, 5/25/2028		790,000	908,672
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		575,000	730,861
PepsiCo, Inc.:
3.375%, 7/29/2049 (b)		275,000	313,742
3.5%, 3/19/2040		245,000	287,256
Philip Morris International, Inc., 2.1%, 5/1/2030 (c)		590,000	585,110
			10,828,948
Energy 2.8%
Apache Corp.:
4.375%, 10/15/2028 (b)		485,000	386,002
4.75%, 4/15/2043		320,000	219,079
BP Capital Markets America, Inc., 3.543%, 4/6/2027		700,000	737,876
Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024		600,000	642,341
Cheniere Energy Partners LP, 5.625%, 10/1/2026		1,800,000	1,720,080
Devon Energy Corp., 5.0%, 6/15/2045		1,020,000	833,358
Energy Transfer Operating LP:
4.05%, 3/15/2025		1,500,000	1,472,597
4.25%, 3/15/2023		2,150,000	2,130,811
5.0%, 5/15/2050		186,000	163,652
Exxon Mobil Corp.:
2.44%, 8/16/2029		871,000	898,237
3.482%, 3/19/2030		940,000	1,047,825
Hess Corp., 5.8%, 4/1/2047		945,000	819,611
Marathon Petroleum Corp.:
4.5%, 5/1/2023		1,125,000	1,126,981
4.7%, 5/1/2025		990,000	996,772
Sinopec Group Overseas Development Ltd., REG S, 3.68%, 8/8/2049		400,000	433,785
			13,629,007
Financials 9.5%
Air Lease Corp., 3.0%, 2/1/2030		1,075,000	857,708
Aircastle Ltd., 4.4%, 9/25/2023		1,214,000	1,065,743
Avolon Holdings Funding Ltd.:
144A, 3.25%, 2/15/2027		590,000	456,615
144A, 5.125%, 10/1/2023		1,172,000	1,048,607
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		960,000	955,200
Banco Santander SA, 2.706%, 6/27/2024		3,000,000	3,081,112
Bank of America Corp.:
2.592%, 4/29/2031		1,585,000	1,626,462
4.3%, Perpetual (d)		2,042,000	1,835,247
Barclays PLC, 2.852%, 5/7/2026 (c)		1,505,000	1,505,000
BPCE SA, 144A, 4.625%, 9/12/2028		760,000	860,039
Citigroup, Inc.:
3.2%, 10/21/2026		1,000,000	1,053,395
4.412%, 3/31/2031		720,000	828,903
5.5%, 9/13/2025		1,500,000	1,719,116
Credit Suisse Group AG, 144A, 2.593%, 9/11/2025		450,000	449,084
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026		850,000	942,572
Discover Bank, 2.45%, 9/12/2024		770,000	754,695
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		656,000	666,127
Global Payments, Inc., 3.2%, 8/15/2029		1,200,000	1,235,351
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		430,000	442,012
HSBC Holdings PLC:
2.633%, 11/7/2025		1,400,000	1,427,502
4.95%, 3/31/2030 (b)		260,000	307,447
JPMorgan Chase & Co.:
2.522%, 4/22/2031		1,525,000	1,559,221
2.739%, 10/15/2030		1,000,000	1,035,830
Kookmin Bank, 144A, 1.75%, 5/4/2025 (c)		1,195,000	1,188,248
MDGH - GMTN BV, REG S, 3.7%, 11/7/2049		400,000	385,137
Metropolitan Life Global Funding I, 144A, 2.95%, 4/9/2030		312,000	336,261
Morgan Stanley:
2.188%, 4/28/2026		1,045,000	1,057,776
3.622%, 4/1/2031		1,470,000	1,613,213
New York Life Insurance Co., 144A, 3.75%, 5/15/2050		115,000	130,464
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	737,600
PayPal Holdings, Inc.:
2.65%, 10/1/2026		843,000	884,294
2.85%, 10/1/2029		230,000	244,255
Progressive Corp., 3.2%, 3/26/2030		125,000	139,626
Prudential Financial, Inc., 4.35%, 2/25/2050		295,000	337,500
REC Ltd., 144A, 5.25%, 11/13/2023		1,345,000	1,347,818
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026		1,000,000	966,033
Societe Generale SA, 144A, 2.625%, 1/22/2025		680,000	679,045
State Street Corp., 2.4%, 1/24/2030		1,015,000	1,053,039
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		750,000	920,175
Synchrony Financial, 4.375%, 3/19/2024		630,000	619,004
The Allstate Corp., 3.85%, 8/10/2049		330,000	384,915
The Goldman Sachs Group, Inc.:
3.5%, 4/1/2025		1,002,000	1,066,195
3.75%, 2/25/2026		1,255,000	1,352,318
4.4%, Perpetual (d)		629,000	558,193
Visa, Inc., 2.05%, 4/15/2030		910,000	937,592
Wells Fargo & Co.:
2.188%, 4/30/2026		2,945,000	2,963,990
3.196%, 6/17/2027		970,000	1,025,631
			46,641,310
Health Care 4.8%
AbbVie, Inc.:
144A, 3.2%, 11/21/2029		560,000	594,976
144A, 4.25%, 11/21/2049		360,000	415,064
4.45%, 5/14/2046		240,000	279,687
Alcon Finance Corp., 144A, 2.75%, 9/23/2026		300,000	313,089
Allergan Funding SCS, 4.75%, 3/15/2045		300,000	348,161
Amgen, Inc.:
3.375%, 2/21/2050		400,000	429,079
4.563%, 6/15/2048		300,000	381,920
Anthem, Inc.:
2.25%, 5/15/2030 (c)		810,000	806,963
2.875%, 9/15/2029		380,000	395,344
Biogen, Inc., 3.15%, 5/1/2050		410,000	402,019
Boston Scientific Corp., 4.0%, 3/1/2029		632,000	709,427
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		880,000	1,149,643
Centene Corp.:
144A, 3.375%, 2/15/2030		582,000	586,365
144A, 4.25%, 12/15/2027		890,000	931,163
144A, 4.625%, 12/15/2029		510,000	558,450
Cigna Corp.:
2.4%, 3/15/2030		275,000	277,958
3.2%, 3/15/2040		145,000	147,231
CVS Health Corp.:
4.25%, 4/1/2050		180,000	210,751
5.05%, 3/25/2048		500,000	633,610
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	2,010,000	2,145,241
Eli Lilly & Co., 4.15%, 3/15/2059		140,000	191,457
HCA, Inc.:
3.5%, 9/1/2030		3,620,000	3,460,189
5.25%, 6/15/2026		1,900,000	2,118,430
5.375%, 9/1/2026 (b)		750,000	811,875
Merck & Co., Inc., 4.0%, 3/7/2049		789,000	1,041,300
Pfizer, Inc., 4.2%, 9/15/2048		615,000	816,802
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,610,000	1,550,591
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		1,090,000	1,150,639
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		327,000	354,447
4.45%, 12/15/2048		244,000	313,949
			23,525,820
Industrials 3.4%
3M Co., 3.7%, 4/15/2050		232,000	277,025
Boeing Co.:
2.3%, 8/1/2021 (b)		1,500,000	1,474,598
2.7%, 5/1/2022		1,235,000	1,197,903
4.508%, 5/1/2023 (c)		1,325,000	1,325,000
4.875%, 5/1/2025 (c)		873,000	873,000
5.04%, 5/1/2027 (c)		1,200,000	1,200,000
5.805%, 5/1/2050 (c)		850,000	850,000
Carrier Global Corp., 144A, 2.722%, 2/15/2030		715,000	675,809
Delta Air Lines, Inc., 4.375%, 4/19/2028 (b)		850,000	628,406
FedEx Corp.:
3.8%, 5/15/2025		2,405,000	2,576,068
4.05%, 2/15/2048		1,049,000	1,034,019
General Dynamics Corp.:
4.25%, 4/1/2040		375,000	461,348
4.25%, 4/1/2050		150,000	193,810
General Electric Co.:
3.45%, 5/1/2027		415,000	422,425
3.625%, 5/1/2030		310,000	311,149
GFL Environmental, Inc., 144A, 4.25%, 6/1/2025		290,000	291,450
Northrop Grumman Corp., 5.25%, 5/1/2050		260,000	369,010
Otis Worldwide Corp., 144A, 2.565%, 2/15/2030		530,000	534,106
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,905,000	1,619,250
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025		515,000	521,438
			16,835,814
Information Technology 3.7%
Apple, Inc.:
2.05%, 9/11/2026		1,005,000	1,059,639
3.75%, 9/12/2047		950,000	1,148,327
Broadcom, Inc.:
144A, 3.625%, 10/15/2024		1,200,000	1,264,698
144A, 4.75%, 4/15/2029		275,000	302,271
144A, 5.0%, 4/15/2030		630,000	708,615
Dell International LLC:
144A, 4.9%, 10/1/2026		2,208,000	2,282,805
144A, 5.875%, 6/15/2021		1,095,000	1,095,000
Hewlett Packard Enterprise Co., 4.45%, 10/2/2023		915,000	963,442
Intel Corp., 3.25%, 11/15/2049		580,000	645,044
International Business Machines Corp., 3.5%, 5/15/2029		1,175,000	1,326,770
KLA Corp., 3.3%, 3/1/2050		282,000	275,827
Lam Research Corp., 2.875%, 6/15/2050 (c)		213,000	212,440
Micron Technology, Inc., 2.497%, 4/24/2023		700,000	712,568
Microsoft Corp., 3.7%, 8/8/2046		775,000	953,064
MSCI, Inc., 144A, 4.0%, 11/15/2029		720,000	752,825
NVIDIA Corp.:
3.5%, 4/1/2040		121,000	136,004
3.5%, 4/1/2050		182,000	208,842
NXP BV:
144A, 2.7%, 5/1/2025 (c)		125,000	126,387
144A, 3.875%, 9/1/2022		1,845,000	1,911,645
Open Text Corp., 144A, 3.875%, 2/15/2028		1,800,000	1,764,000
Oracle Corp.:
3.6%, 4/1/2050		235,000	266,943
4.0%, 11/15/2047		350,000	417,333
			18,534,489
Materials 0.6%
Air Products and Chemicals, Inc., 2.05%, 5/15/2030		275,000	279,621
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		750,000	776,250
DuPont de Nemours, Inc., 2.169%, 5/1/2023 (c)		1,395,000	1,404,307
Newmont Corp., 2.25%, 10/1/2030 (b)		365,000	361,419
			2,821,597
Real Estate 1.8%
American Tower Corp., (REIT), 3.8%, 8/15/2029		515,000	575,694
Crown Castle International Corp., (REIT), 3.8%, 2/15/2028		820,000	904,223
Equinix, Inc.:
(REIT), 2.625%, 11/18/2024		826,000	849,087
(REIT), 3.2%, 11/18/2029		490,000	511,820
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		680,000	665,686
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		395,000	390,293
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		235,000	225,898
(REIT), 4.75%, 1/15/2028		265,000	259,901
(REIT), 5.25%, 1/15/2026		700,000	688,183
SBA Communications Corp.:
144A (REIT), 3.875%, 2/15/2027 (b)		800,000	817,000
(REIT), 4.0%, 10/1/2022		1,350,000	1,357,155
(REIT), 4.875%, 9/1/2024		875,000	900,812
Welltower, Inc., (REIT), 3.1%, 1/15/2030		820,000	775,681
			8,921,433
Utilities 5.3%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,302,085
American Electric Power Co., Inc.:
3.2%, 11/13/2027		430,000	457,671
4.3%, 12/1/2028		155,000	176,917
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,100,000	2,036,160
144A, 5.125%, 3/15/2028		950,000	926,250
Consolidated Edison Co., 3.95%, 4/1/2050		40,000	47,806
Dominion Energy, Inc., 3.375%, 4/1/2030		1,060,000	1,152,515
Duke Energy Corp.:
3.4%, 6/15/2029		270,000	295,866
4.2%, 6/15/2049		270,000	327,728
Duke Energy Indiana LLC, 2.75%, 4/1/2050		480,000	489,307
Edison International, 5.75%, 6/15/2027 (b)		3,950,000	4,488,171
EDP Finance BV, 144A, 3.625%, 7/15/2024		1,555,000	1,635,037
Enel Finance International NV, 144A, 4.25%, 9/14/2023		1,400,000	1,483,923
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025 (c)		700,000	698,573
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		218,000	235,901
3.5%, 4/1/2029		740,000	825,950
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,750,000	1,729,700
144A, 4.25%, 7/15/2024		2,700,000	2,748,060
Oncor Electric Delivery Co. LLC, 144A, 2.75%, 5/15/2030		240,000	263,259
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	2,710,484
Sempra Energy, 4.0%, 2/1/2048		680,000	769,238
Southern California Edison Co., 4.875%, 3/1/2049		420,000	528,297
Southern Power Co., Series F, 4.95%, 12/15/2046		745,000	800,691
			26,129,589
Total Corporate Bonds (Cost $217,413,156)			221,814,592
Mortgage-Backed Securities Pass-Throughs 7.7%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		5,318,151	5,814,933
4.5%, 12/1/2040		706,754	786,843
5.5%, with various maturities from 6/1/2039 until 5/1/2041		1,085,159	1,241,289
6.0%, 11/1/2038		266,286	307,585
7.5%, 2/1/2035		137,736	161,229
Federal National Mortgage Association:
3.0%, 12/1/2042		680,292	727,020
3.5%, with various maturities from 11/1/2042 until 10/1/2048		14,621,184	15,829,312
4.0%, with various maturities from 9/1/2040 until 10/1/2046		7,083,762	7,695,806
4.5%, with various maturities from 9/1/2039 until 11/1/2043		1,779,046	1,980,623
5.5%, with various maturities from 2/1/2031 until 2/1/2042		1,681,701	1,935,997
6.5%, with various maturities from 5/1/2023 until 4/1/2037		53,950	58,581
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042		780,507	838,566
4.5%, 7/15/2040		78,236	87,467
6.5%, with various maturities from 12/15/2023 until 7/15/2039		390,557	444,315
5.5%, 6/15/2042		116,511	138,213
Total Mortgage-Backed Securities Pass-Throughs (Cost $36,346,587)			38,047,779
Asset-Backed 8.6%
Automobile Receivables 2.4%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		6,850,000	6,758,939
Avis Budget Rental Car Funding AESOP LLC:
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		1,100,000	1,039,451
"C", Series 2019-1A, 144A, 4.53%, 3/20/2023		500,000	428,457
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,000,000	1,009,611
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		2,510,000	2,448,322
			11,684,780
Credit Card Receivables 4.2%
Chase Issuance Trust, "A1", Series 2018-A1, 1-month USD-LIBOR + 0.200%, 1.014% **, 4/17/2023		6,900,000	6,880,098
Citibank Credit Card Issuance Trust, "A7", Series 2017-A7, 1-month USD-LIBOR + 0.370%, 1.291% **, 8/8/2024		4,300,000	4,281,579
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		2,690,000	2,539,192
Master Credit Card Trust II, "A", Series 2020-1A, 144A, 1.99%, 9/21/2024		3,150,000	3,206,806
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		4,000,000	3,939,435
			20,847,110
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		39,370	39,435
Miscellaneous 2.0%
Babson CLO Ltd., "A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 2.493% **, 7/23/2030		3,300,000	3,162,582
Dell Equipment Finance Trust, "C", Series 2017-2, 144A, 2.73%, 10/24/2022		750,000	750,765
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		357,872	353,433
JPMorgan Mortgage Acquisition Trust, "AF4", Series 2007-CH1, 4.876%, 11/25/2036		1,016,514	1,026,008
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		4,256,029	4,035,835
NRZ Excess Spread-Collateralized Notes, "D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023		811,138	783,520
			10,112,143
Total Asset-Backed (Cost $43,559,011)			42,683,468
Commercial Mortgage-Backed Securities 7.3%
20 Times Square Trust, "C", Series 2018-20TS, 144A, 3.203% **, 5/15/2035		1,500,000	1,373,721
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 2.164% **, 9/15/2034		667,000	545,559
Braemar Hotels & Resorts Trust Prime, "C", Series 2018-PRME, 144A, 1-month USD-LIBOR + 1.250%, 2.064% **, 6/15/2035		935,000	793,445
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 2.114% **, 11/15/2035		525,000	500,581
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.914% **, 11/15/2034		1,980,000	1,664,479
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039		4,550,000	4,390,785
Citigroup Commercial Mortgage Trust:
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		1,275,000	1,208,187
"A", Series 2020-555, 144A, 2.647%, 12/10/2041		5,000,000	4,931,130
CSAIL Commercial Mortgage Trust:
"B", Series 2019-C15, 4.476%, 3/15/2052		2,000,000	1,940,313
"A4", Series 2015-C4, 3.808%, 11/15/2048		1,000,000	1,053,567
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 2.468% **, 12/19/2030		2,250,000	1,883,398
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.662% **, 12/25/2024		15,030,238	323,141
"X1P", Series KL05, Interest Only, 1.024% **, 6/25/2029		22,500,000	1,528,126
"X1", Series K054, Interest Only, 1.311% **, 1/25/2026		5,400,063	300,909
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,674,892	2,501,726
GS Mortgage Securities Trust, "AAB", Series 2014-GC18, 3.648%, 1/10/2047		128,475	132,221
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 2.114% **, 12/15/2033		500,000	464,981
Natixis Commercial Mortgage Securities Trust, "A", Series 2018-OSS, 144A, 4.177%, 12/15/2037		750,000	764,100
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 2.214% **, 12/15/2035		1,400,000	1,319,551
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.206% **, 12/15/2050		6,167,815	348,477
"AS", Series 2017-C7, 4.061%, 12/15/2050		2,000,000	2,090,331
"B", Series 2018-C13, 4.786%, 10/15/2051		2,000,000	2,003,383
US 2018-USDC, "C", Series 2018-USDC, 144A, 4.428%, 5/13/2038		890,000	806,854
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050		1,000,000	1,028,680
"A4", Series 2015-SG1, 3.789%, 9/15/2048		1,500,000	1,586,701
"B", Series 2016-C33, 4.506%, 3/15/2059		500,000	492,947
Total Commercial Mortgage-Backed Securities (Cost $38,254,550)			35,977,293
Collateralized Mortgage Obligations 13.0%
Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		144,097	107,484
Banc of America Mortgage Trust, "2A2", Series 2004-A, 3.875% **, 2/25/2034		85,934	80,527
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.799% **, 12/25/2035		207,452	198,175
CHL Mortgage Pass Through Trust, "2A5", Series 2004-13, 5.75%, 8/25/2034		188,082	182,243
COLT Funding LLC, "A1", Series 2019-1, 144A, 3.705%, 3/25/2049		746,609	749,557
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R05, 144A, 1-month USD-LIBOR + 2.000%, 2.487% **, 7/25/2039		4,571,755	4,164,747
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 2.637% **, 9/25/2031		578,575	525,791
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 2.787% **, 8/25/2031		942,910	860,050
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		207,847	91,193
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.487% **, 3/25/2031		673,928	606,423
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 2.637% **, 10/25/2030		1,000,000	897,114
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 2.737% **, 7/25/2030		1,000,000	872,066
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.837% **, 1/25/2031		2,000,000	1,785,293
Federal Home Loan Mortgage Corp.:
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,328,788	100,352
"UA", Series 4298, 4.0%, 2/15/2054		126,775	126,887
"6", Series 233, Interest Only, 4.5%, 8/15/2035		174,559	24,355
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		393,737	4,056
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		10,177,408	1,513,926
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		1,684,338	240,762
"A", Series 172, Interest Only, 6.5%, 1/1/2024		100,901	8,466
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	2,079,200
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,945,836
"ZL", Series 2017-55, 3.0%, 10/25/2046		3,501,595	3,505,260
"PZ", Series 2016-9, 3.5%, 3/25/2046		6,528,402	7,280,350
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,493,516
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,096,178	212,169
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.950%, 2.897% **, 10/25/2049		1,800,000	1,528,910
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 2.987% **, 3/25/2030		1,000,000	940,378
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 3.137% **, 1/25/2049		225,000	199,671
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 3.397% **, 3/25/2049		1,954,675	1,694,091
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,185,294
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,567,944
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		5,195,729	304,967
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		4,460,994	328,706
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,146,356	1,302,444
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,272,612	3,777,435
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,213,329	62,072
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,058,798	237,256
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		955,251	151,146
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		584,098	92,331
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039		138,245	2,603
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		436,264	72,660
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 12.462% **, 6/20/2044		636,116	811,938
JPMorgan Mortgage Trust:
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.847% **, 5/25/2050		2,737,762	2,657,269
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		4,155,337	4,254,817
"A3", Series 2020-INV1, 144A, 3.5%, 8/25/2050		1,215,511	1,233,889
“2A1”, Series 2006-A2, 3.653% **, 4/25/2036		489,619	434,539
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 4.16% **, 10/25/2033		188,491	175,679
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		1,184,281	1,181,778
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		1,459,449	1,495,386
OBX Trust, "1A8", Series 2020-EXP1, 144A, 3.5%, 2/25/2060		2,334,172	2,351,833
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.587% **, 9/25/2048		1,081,081	925,143
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 3.097% **, 12/25/2030		1,400,000	1,210,859
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		2,201,454	2,187,063
Total Collateralized Mortgage Obligations (Cost $61,363,278)			64,023,899
Government & Agency Obligations 14.7%
Other Government Related (e) 0.2%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	927,162
Sovereign Bonds 1.0%
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		750,000	802,380
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	2,585,000	2,774,700
Republic of Philippines, 2.457%, 5/5/2030 (c)		1,248,000	1,272,649
			4,849,729
U.S. Government Sponsored Agency 0.5%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,356,116
U.S. Treasury Obligations 13.0%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	995,132
2.375%, 11/15/2049		20,262,000	25,741,446
U.S. Treasury Note, 1.5%, 2/15/2030 (b)		34,718,400	37,601,655
			64,338,233
Total Government & Agency Obligations (Cost $70,477,162)			72,471,240
Short-Term U.S. Treasury Obligations 2.1%
U.S. Treasury Bills:
(0.021%) ***, 9/10/2020		2,000,000	1,999,212
1.131% ***, 9/10/2020		4,000,000	3,998,423
1.564% ***, 9/10/2020		1,000,000	999,606
1.595% ***, 9/10/2020		875,000	874,655
1.763% ***, 7/16/2020 (f)		2,330,000	2,329,527
Total Short-Term U.S. Treasury Obligations (Cost $10,169,095)			10,201,423
Commercial Paper 1.0%
Utilities
Consolidated Edison Co., 4.382% ***, 5/6/2020 (Cost $4,997,014)		5,000,000	4,999,533
		Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $70,220)		315	11,398
Securities Lending Collateral 8.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.15% (h) (i) (Cost $43,749,101)		43,749,101	43,749,101
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.16% (h)		11,632,307	11,632,307
DWS ESG Liquidity Fund "Capital Shares", 0.68% (h)		3,397	3,397
Total Cash Equivalents (Cost $11,635,704)			11,635,704
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $538,034,878)		110.7	545,615,430
Other Assets and Liabilities, Net		(10.7)	(52,593,792)
Net Assets		100.0	493,021,638

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended April 30, 2020 are as follows:

Value ($) at 01/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2020	Value ($) at 4/30/2020
Securities Lending Collateral 8.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.15% (h) (i)
1,051,405	42,697,696 (j)	—	—	—	36,247	—	43,749,101	43,749,101
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.16% (h)
11,576,054	114,094,690	114,038,437	—	—	23,101	—	11,632,307	11,632,307
DWS ESG Liquidity Fund "Capital Shares", 0.68% (h)
3,384	13	—	—	—	11	—	3,397	3,397
12,630,843	156,792,399	114,038,437	—	—	59,359	—	55,384,805	55,384,805

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2020 amounted to $42,833,299, which is 8.7% of net assets.
(c)	When-issued security.
(d)	Perpetual, callable security with no stated maturity date.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At April 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2020
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At April 30, 2020, open future contract sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra 10 Year U.S. Treasury Note	USD	6/19/2020	102	15,143,769	16,017,187	(873,418)
Ultra Long U.S. Treasury Bond	USD	6/19/2020	55	11,704,853	12,362,969	(658,116)
Total unrealized depreciation						(1,531,534)

At April 30, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	7,600,000	USD	5,033,085	5/4/2020	80,501	Toronto-Dominion Bank
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	5,131,216	AUD	7,600,000	5/4/2020	(178,632)	Toronto-Dominion Bank
EUR	7,568,000	USD	8,257,729	5/18/2020	(38,526)	Citigroup, Inc.
Total net unrealized depreciation					(217,158)

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$221,814,592	$—	$221,814,592
Mortgage-Backed Securities Pass-Throughs	—	38,047,779	—	38,047,779
Asset-Backed	—	42,683,468	—	42,683,468
Commercial Mortgage-Backed Securities	—	35,977,293	—	35,977,293
Collateralized Mortgage Obligations	—	64,023,899	—	64,023,899
Government & Agency Obligations	—	72,471,240	—	72,471,240
Short-Term U.S. Treasury Obligations	—	10,201,423	—	10,201,423
Commercial Paper	—	4,999,533	—	4,999,533
Warrants	—	—	11,398	11,398
Short-Term Investments (k)	55,384,805	—	—	55,384,805
Derivatives (l)
Forward Foreign Currency Contracts	—	80,501	—	80,501
Total	$55,384,805	$490,299,728	$11,398	$545,695,931
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(1,531,534)	$—	$—	$(1,531,534)
Forward Foreign Currency Contracts	—	(217,158)	—	(217,158)
Total	$(1,531,534)	$(217,158)	$—	$(1,748,692)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ (1,531,534)	$ —
Foreign Exchange Contracts	$ —	$ (136,657)